INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2016
INCOME TAXES
Schedule of current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
	Years ended March 31,
	2014	2015	2016
Current tax expenses	$12,048	$16,342	$13,778
Deferred tax benefits	(1,947)	(3,062)	(7,940)

Income tax expenses	$10,101	$13,280	$5,838

Schedule of principal components of the deferred income tax assets and liabilities

	As of March 31,
	2015	2016
Current deferred tax assets:
Accrued expenses	$2,151	$2,337
Accrued payroll	2,076	2,476
Allowance for doubtful accounts	1,860	3,379
Less: Valuation allowance	(138)	(128)

Current deferred tax assets	$5,949	$8,064

Non-current deferred tax assets:
Depreciation and amortization	$257	$264
Impairment of long-lived assets	76	60
Net operating tax loss carry-forwards	4,369	9,527
Less: Valuation allowance	(2,490)	(1,774)

Non-current deferred tax assets	$2,212	$8,077

	As of March 31,
	2015	2016
Non-current deferred tax liabilities:
Intangible assets	$7,506	$9,772

Non-current deferred tax liabilities	$7,506	$9,772

Schedule of reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	For the year ended March 31,
	2014	2015	2016
Income before provision for income taxes and (loss)/gain from equity method investments	$32,183	$40,155	$24,058
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	8,046	10,039	6,015
Change in valuation allowance	704	217	(726)
Expenses not deductible for tax purposes	440	593	1,565
Effect of income tax rate difference for entities under individual income tax rate of 35%	390	401	714
Loss utilized for entities under individual income tax rate of 35%	(99)	(315)	—
Effect of income tax rate differences in other jurisdictions	620	2,429	968
Tax holidays and preferential tax rates	—	(84)	(2,698)

Income tax expenses	$10,101	$13,280	$5,838